Schedule of Long-Term Investments (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Long-term Investments Schedule Of Long-term Investments 1	$ 1,072,446
Long-term Investments Schedule Of Long-term Investments 2	1,063,661
Long-term Investments Schedule Of Long-term Investments 3	1,269,600
Long-term Investments Schedule Of Long-term Investments 4	1,259,200
Long-term Investments Schedule Of Long-term Investments 5	79,350
Long-term Investments Schedule Of Long-term Investments 6	78,700
Long-term Investments Schedule Of Long-term Investments 7	158,700
Long-term Investments Schedule Of Long-term Investments 8	0
Long-term Investments Schedule Of Long-term Investments 9	2,580,096
Long-term Investments Schedule Of Long-term Investments 10	$ 2,401,561